Report To:
Rosencrantz Depositor, LLC
Athene USA Corporation
Athene Annuity and Life Company
Athene Annuity & Life Assurance Company
J.P. Morgan Securities LLC
Deutsche Bank Securities Inc.

6 May 2020

Building a better working world

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Rosencrantz Depositor, LLC 2121 Rosecrans Avenue Suite 5300 El Segundo, California 90245	Athene USA Corporation Athene Annuity and Life Company Athene Annuity & Life Assurance Company 7700 Mills Civic Parkway West Des Moines, Iowa 50266

J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005

Re: Hamlet Securitization Trust 2020-CRE1 (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2020-CRE1 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information with respect to the Mortgage Loans (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Rosencrantz Depositor, LLC (the “Depositor”) provided us with:
a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.
Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,

c.
Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,

d.
A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,

e.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,

f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
g.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

6 May 2020

Attachment A Page 1 of 12

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 25 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial properties.

The Depositor indicated that with respect to any Mortgage Loan with the “Cut-off Date Future Funding Balance ($)” (as defined herein) characteristic value as greater than 0, as shown on the Data Files (each, a “Mortgage Loan with Future Funding”), there exists a future advance amount that is unfunded as of the Cut-off Date (as defined herein), which may be made subsequent to the Cut‑off Date, up to the maximum principal amount stated in the applicable Source Document(s) (each, a “Future Advance Component”) and, if and when made, will be pari passu in right of payment with the related Mortgage Loan with Future Funding and will not be assets of the Issuing Entity.

For the avoidance of doubt, all references and recalculations related to the Mortgage Loans that are described in this report do not include any Future Advance Components.

The Depositor indicated that with respect to the Mortgage Loans identified on the Data Files as:
a.	545 & 555 North Michigan Ave,
b.	Airport Industrial Park and
c.	Condado Vanderbilt
(each, a “Mortgage Loan with Amortization Trigger”), the related Source Document(s) indicate that:
i.	As of the origination date of each Mortgage Loan with Amortization Trigger, the amortization type is interest-only and
ii.
Upon the occurrence of certain amortization trigger events (each, an “Amortization Trigger Event”), the related Mortgage Loan with Amortization Trigger may become amortizing for the duration of the loan term.

The Depositor instructed us to consider each Mortgage Loan with Amortization Trigger to have an “Amortization Type” (as defined herein) of “Interest Only” for its entire term.  For the avoidance of doubt, all references and recalculations related to any Mortgage Loan with Amortization Trigger that are described herein assume that no Amortization Trigger Event occurs.

Attachment A Page 2 of 12

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.
An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to each Mortgage Loan as of the related due date of such Mortgage Loan in May 2020, or with respect to any Mortgage Loan that has its first due date subsequent to May 2020, if any, the date that would otherwise have been the related due date in May 2020 (collectively, the “Cut-off Date”) and

b.	Record layout and decode information related to the information on the Preliminary Data File.

For each Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the Depositor, subject only to the instructions, assumptions and methodologies described in the notes to Exhibit 2 to Attachment A and the next paragraph(s) of this Item.

The Source Document(s) that we were instructed by the Depositor to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Additionally, for any Mortgage Loan included in the table below, the Depositor provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Draft Source Document(s)
Blackstone Long Island Industrial Portfolio	Pro Forma Title Policy

For the purpose of the procedures described in this report, the Depositor instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

2.
As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 3 of 12

3.	Subsequent to the performance of the procedures described in the preceding Items, the Depositor provided us with:
a.
An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loans as of the Cut-off Date and

b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:
a. Final Data File and
b.	Updated Data File,
we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.
Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.
Using the “Principal / Carveout Guarantor,” as shown on the Final Data File, we identified any Mortgage Loans that had at least one common “Principal / Carveout Guarantor” (each, a “Related Borrower”). We compared the Related Borrower information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date and
b.	Maturity Date,
as shown on the Final Data File, we recalculated the “Term” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of recalculating the “Term” of the 24-02 49th Avenue Mortgage Loan (as defined herein), the Depositor instructed us to use the number of loan payment dates (including the “Maturity Date”) and not the number of full interest accrual periods.

Attachment A Page 4 of 12

7.	Using the:
a.	First Payment Date and
b.	Partial IO Loan First P&I Payment,
as shown on the Final Data File, we recalculated the “I/O Period” and “Partial IO Last IO Payment” of each Mortgage Loan (except for any Interest Only Loan (as defined herein) or any Mortgage Loan which has “Balloon,” “ARD-Balloon” or “Fully Amortizing” for the “Amortization Type” characteristic, as shown on the Final Data File (each, an “Amortizing Loan”), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the Depositor instructed us to use the “Term,” as shown on the Final Data File, for the “I/O Period” characteristic and “NAP” for the “Partial IO Last IO Payment” characteristic.

For any Amortizing Loan, the Depositor instructed us to use “0” for the “I/O Period” characteristic and “NAP” for the “Partial IO Last IO Payment” characteristic.

8.	Using the:
a.	Original Balance ($),
b.	Interest Rate % and
c.	Monthly Debt Service ($),
as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Amort. Term” of each Mortgage Loan (except for any Interest Only Loan and the Westin Nashville Mortgage Loan (as defined herein), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the Depositor instructed us to use “0” for the “Amort. Term” characteristic.

For the Westin Nashville Mortgage Loan, for which the related borrower is required to make monthly principal and interest payments pursuant to the Westin Nashville Amortization Schedule (as defined herein), the Depositor instructed us to use “360” for the “Amort. Term” characteristic.

Attachment A Page 5 of 12

9.	Using the:
a.	Original Balance ($),
b.	Accrual Type,
c.	I/O Period,
d.	Partial IO Last IO Payment,
e.	First Payment Date,
f.	Maturity Date,
g.	Interest Rate %,
h.	Monthly Debt Service (Initial) and
i.	Monthly Debt Service ($),
as shown on the Final Data File, information in the applicable Source Document(s) and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan (except for the Westin Nashville Mortgage Loan, which is described in the succeeding paragraph(s) of this Item) and Underlying Property as of:
i.	The Cut-off Date (the “Current Balance ($)”) and
ii.	The “Maturity Date” of the Mortgage Loan (the “Maturity/ARD Balance ($)”),
assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, the Depositor instructed us to:
a.	Ignore differences of +/- $1 or less and
b.
Recalculate the “Maturity/ARD Balance ($)” as the aggregate principal balance that is scheduled to be paid on the “Maturity Date” of the Mortgage Loan, excluding any principal component of the related “Monthly Debt Service ($),” as shown on the Final Data File, on the “Maturity Date.”

For the Westin Nashville Mortgage Loan, the Depositor instructed us to recalculate the “Current Balance ($)” and “Maturity/ARD Balance ($)” characteristics using the Westin Nashville Amortization Schedule and the:
a.	Original Balance ($),
b.	First Payment Date and
c.	Maturity Date,
as shown on the Final Data File, assuming all scheduled payments of principal and/or interest on the Westin Nashville Mortgage Loan are made and there are no prepayments or other unscheduled collections.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, the Depositor instructed us to ignore differences of +/- $1 or less.

Attachment A Page 6 of 12

10.
For any Mortgage Loan on the Final Data File with the “Addit Debt Exist (Y/N)” characteristic as “Yes” (each, a “Mortgage Loan with Additional Debt”), the Depositor instructed us to recalculate the principal balance of the additional debt related to such Mortgage Loan as of the Cut-off Date (the “Additional Debt Cut-off Date Balance”) and as of the maturity date or anticipated repayment date of the additional debt related to such Mortgage Loan (the “Total Additional Debt Maturity Balance”) using information in the applicable Secondary Financing Documents (as defined herein) and/or information in the applicable Data Source(s) (as defined herein), assuming all scheduled payments of principal and/or interest on the additional debt are made and there are no prepayments or other unscheduled collections.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:
a.	Ignore differences of +/- $1 or less,
b.
Recalculate the “Total Additional Debt Maturity Balance” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date of the additional debt, excluding any principal component of the related monthly debt service payment that is described in the applicable Secondary Financing Documents and/or Data Source(s) on the maturity date or anticipated repayment date and

c.	Not include any related Companion Loan(s) (as defined herein).

For any Mortgage Loan that has the “Addit Debt Exist (Y/N)” characteristic as “No,” as shown on the Final Data File, the Depositor instructed us to use “NAP” for the “Additional Debt Cut-off Date Balance” and “Total Additional Debt Maturity Balance” characteristics.

Attachment A Page 7 of 12

11.	Using the:
a.	Pari Passu Piece - In Trust and
b.	Total Non Trust Pari Passu Debt,
as shown on the Final Data File, we recalculated the “Total Original Balance Pari Passu Debt” of any Pari Passu Mortgage Loan (as defined herein). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the Depositor instructed us to use “NAP” for the “Total Original Balance Pari Passu Debt” characteristic.

12.
For any Pari Passu Mortgage Loan, the Depositor instructed us to use the information in the applicable Data Source(s) and the applicable information contained in Table A2 in Exhibit 2 to Attachment A (and in the case of the Westin Nashville Mortgage Loan, the Westin Nashville Amortization Schedule) to recalculate the aggregate principal balance of the Pari Passu Mortgage Loan and the related Companion Loan(s) as of the Cut-off Date (the “Total Cut-off Date Pari Passu Debt”) and as of the maturity date or anticipated repayment date of the Pari Passu Mortgage Loan (the “Total Maturity Balance Pari Passu Debt”), assuming all scheduled payments of principal and/or interest are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, the Depositor instructed us to:

a.	Ignore differences of +/- $1 or less,
b.
Recalculate the “Total Maturity Balance Pari Passu Debt” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date of the Pari Passu Mortgage Loan, excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) (or in the case of the Westin Nashville Mortgage Loan, the Westin Nashville Amortization Schedule), as applicable, on the maturity date or anticipated repayment date and

c.	Not include any Subordinate Companion Loan(s) (as defined herein) with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt (as defined herein).

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the Depositor instructed us to use “NAP” for the “Total Cut‑off Date Pari Passu Debt” and “Total Maturity Balance Pari Passu Debt” characteristics.

Attachment A Page 8 of 12

13.	Using the:
a.	Total Cut-off Date Pari Passu Debt and
b.	Current Balance ($),
as shown on the Final Data File, we recalculated the “Pari Passu Piece Non Trust Cut-off Balance” of any Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to:
i.	Recalculate the “Pari Passu Piece Non Trust Cut-off Balance” by subtracting the “Current Balance ($)” from the “Total Cut-off Date Pari Passu Debt” and
ii.	Ignore differences of +/- $1 or less.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the Depositor instructed us to use “NAP” for the “Pari Passu Piece Non Trust Cut-off Balance” characteristic.

14.	Using the:
a.	Current Balance ($),
b.	Maturity/ARD Balance ($),
c.	Additional Debt Cut-off Date Balance,
d.	Total Additional Debt Maturity Balance,
e.	Total Cut-off Date Pari Passu Debt and
f.	Total Maturity Balance Pari Passu Debt,
as shown on the Final Data File, as applicable, we recalculated the:
i.	Total Debt Cut-off Balance and
ii.	Total Debt Maturity Balance (Pari + B-Note + Mezz)
of any Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of +/- $1 or less.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt, the Depositor instructed us to use “NAP” for the “Total Debt Cut-off Balance” and “Total Debt Maturity Balance (Pari + B-Note + Mezz)” characteristics.

15.	Using the:
a.	Seasoning,
b.	Amort. Term,
c.	Term,
d.	I/O Period and
e.	JEMS Lockout Output,
as shown on the Final Data File, we recalculated the:
i.	Rem. Amort. (except for any Interest Only Loan, which is described in the succeeding paragraph(s) of this Item),
ii.	Rem. Term and
iii.	Lockout Remaining (except for any Mortgage Loan with No Lockout Period (as defined herein), which is described in the succeeding paragraph(s) of this Item)
of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 12

15. (continued)

For any Interest Only Loan, the Depositor instructed us to use “0” for the “Rem. Amort.” characteristic.

For any Mortgage Loan with No Lockout Period, the Depositor instructed us to use “0” for the “Lockout Remaining” characteristic.

16.	Using the:
a.	Master Servicing Fee (%),
b.	Primary Servicing Fee (%) and
c.	Subservicing Fee (%),
as shown on the Final Data File, we recalculated the “Servicing Fee (%)” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Servicing Fee (%),
b.	Trustee Fee (%) and
c.	CREFC Fee (%),
as shown on the Final Data File, we recalculated the “Admin. Fee %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	Interest Rate % and
b.	Admin. Fee %,
as shown on the Final Data File, we recalculated the “Net Mortgage Rate %” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 12

19.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Offering Circular and
c.	The applicable assumptions and calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:
i.	UW NOI DSCR,
ii.	UW NCF DSCR,
iii.	Current LTV %,
iv.	Maturity LTV %,
v.	UW NOI Debt Yield %,
vi.	UW NCF Debt Yield %,
vii.	% of Initial Pool Balance,
viii.	Annual Debt Service ($),
ix.	Original Balance per Unit ($),
x.	Current Balance per Unit ($) and
xi.	Maturity Balance per Unit
of each Mortgage Loan and, with respect to Item vii. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the characteristics listed in i. through ii. above to two decimal places and the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

For the Underlying Properties associated with any Multiple Property Loan, the Depositor instructed us to use the:
a.	UW NOI DSCR,
b.	UW NCF DSCR,
c.	Current LTV %,
d.	Maturity LTV %,
e.	UW NOI Debt Yield %,
f.	UW NCF Debt Yield %,
g.	Original Balance per Unit ($),
h.	Current Balance per Unit ($) and
i.	Maturity Balance per Unit
for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through i. above for each Underlying Property associated with such Multiple Property Loan.

For any Pari Passu Mortgage Loan, the Depositor instructed us to use the “Total Pari Passu Annual Debt Service,” as shown on the Final Data File, to recalculate the “UW NOI DSCR” and “UW NCF DSCR” characteristics.

Attachment A Page 11 of 12

19. (continued)

For any Pari Passu Mortgage Loan, the Depositor instructed us to use the “Total Cut-off Date Pari Passu Debt,” as shown on the Final Data File, to recalculate the:
a.	Current LTV %,
b.	UW NOI Debt Yield %,
c.	UW NCF Debt Yield % and
d.	Current Balance per Unit ($)
characteristics.

For any Pari Passu Mortgage Loan, the Depositor instructed us to use the “Total Maturity Balance Pari Passu Debt,” as shown on the Final Data File, to recalculate the “Maturity LTV %” and “Maturity Balance per Unit” characteristics.

For any Pari Passu Mortgage Loan, the Depositor instructed us to use the “Total Original Balance Pari Passu Debt,” as shown on the Final Data File, to recalculate the “Original Balance per Unit ($)” characteristic.

20.	Using the:
a.	Annual Debt Service ($),
b.	Total Pari Passu Annual Debt Service and
c.	Additional Debt Annual Debt Service,
as shown on the Final Data File, we recalculated the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” of any Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt, the Depositor instructed us to use “NAP” for the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” characteristic.

Attachment A Page 12 of 12

21.	Using:
a.	Information on the Final Data File,
b.	Information in the Data Source(s) and/or Secondary Financing Documents, as applicable, and
c.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Offering Circular, we recalculated the:
i.	Total Debt NOI DSCR,
ii.	Total Debt NCF DSCR,
iii.	Total Debt CUT_OFF_LTV,
iv.	Total Debt MAT_LTV,
v.	Total Debt Debt NOI DY,
vi.	Total Debt Debt NCF DY and
vii.	Total Debt Per Unit
of any Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, the Depositor instructed us to round the characteristics listed in i. through ii. above to two decimal places and the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt, the Depositor instructed us to use “NAP” as the value for each of the characteristics listed in i. through vii. above.

For the Underlying Properties associated with any Multiple Property Loan, the Depositor instructed us to use the:
a.	Total Debt NOI DSCR,
b.	Total Debt NCF DSCR,
c.	Total Debt CUT_OFF_LTV,
d.	Total Debt MAT_LTV,
e.	Total Debt Debt NOI DY,
f.	Total Debt Debt NCF DY and
g.	Total Debt per Unit
for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through g. above for each Underlying Property associated with such Multiple Property Loan.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Depositor

• U-Haul Self-Storage Portfolio 37-38 • Blackstone Long Island Industrial Portfolio	Original Balance ($), Current Balance ($) and Maturity/ARD Balance ($)
The “Original Balance ($),” “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the respective Whole Loan (as defined herein) that are stated in the applicable Data Source (as defined herein)

• Brookfield Core Industrial Portfolio • Del Prado Apartments Windermere House Portfolio	Original Balance ($) Current Balance ($) and Maturity/ARD Balance ($)
The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

The “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro‑rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

• N/A	Original Balance ($), Current Balance ($) and Maturity/ARD Balance ($)
The “Original Balance ($),” “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro‑rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated in the applicable Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Depositor” columns that have not previously been defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or Lease Agreement
City (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
Property Type (see Note 3)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Subtype	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Unit of Measure	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Units	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Occupancy %	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report
Occupancy Date (see Notes 1 and 4)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report
Master Lease (Y/N)	Loan Agreement or Master Lease Agreement
Master Lease Details	Loan Agreement or Master Lease Agreement

Exhibit 2 to Attachment A

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 5)	Appraisal Report
Appraisal Date (see Note 5)	Appraisal Report
Appraised CapRate (%) (see Note 5)	Appraisal Report
As-Is Appraised Value (see Note 5)	Appraisal Report
As-Is Appraised CapRate (%)	Appraisal Report
As-Is Appraisal Date	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Phase I Environmental Report
Environmental Report Type	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Phase II Performed (see Note 6)	Phase II Environmental Report
Seismic Date (see Notes 1 and 7)	Seismic Report
Seismic Zone	Engineering Report
PML % (see Notes 1 and 7)	Seismic Report
In Flood Zone (see Note 8)	Insurance Review, Engineering Report or http://www.floodmaps.com/zones.htm
Earthquake Insurance (see Note 9)	Certificate of Property Insurance or Insurance Review
Environmental Insurance (see Notes 1 and 10)	Certificate of Environmental Insurance
Single Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Franchise Expiration Date (see Note 1)	Franchise Agreement, Franchise Agreement Abstract, Franchise Comfort Letter, Management Agreement or Appraisal Report

Exhibit 2 to Attachment A

Major Tenant Information: (see Note 11)

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Lease Amendment or Tenant Estoppel
Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Lease Amendment or Tenant Estoppel
Largest Tenant Lease Expiration (see Note 12)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Lease Amendment or Tenant Estoppel
2nd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Lease Amendment or Tenant Estoppel
2nd Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Lease Amendment or Tenant Estoppel
2nd Largest Tenant Lease Expiration (see Note 12)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Lease Amendment or Tenant Estoppel
3rd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Lease Amendment or Tenant Estoppel
3rd Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Lease Amendment or Tenant Estoppel
3rd Largest Tenant Lease Expiration (see Note 12)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Lease Amendment or Tenant Estoppel
4th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Lease Amendment or Tenant Estoppel
4th Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Lease Amendment or Tenant Estoppel
4th Largest Tenant Lease Expiration (see Note 12)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Lease Amendment or Tenant Estoppel
5th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Lease Amendment or Tenant Estoppel
5th Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Lease Amendment or Tenant Estoppel
5th Largest Tenant Lease Expiration (see Note 12)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Lease Amendment or Tenant Estoppel

Exhibit 2 to Attachment A

Underwriting Information: (see Note 13)

Characteristic	Source Document(s)

UW Revenues ($)	Underwriter’s Summary Report
UW Total Expenses ($)	Underwriter’s Summary Report
UW NOI ($)	Underwriter’s Summary Report
UW Capital Items ($)	Underwriter’s Summary Report
UW NCF ($)	Underwriter’s Summary Report
UW Economic Occupancy % (see Note 1)	Underwriter’s Summary Report
Most Recent Revenues ($)	Underwriter’s Summary Report
Most Recent Total Expenses ($)	Underwriter’s Summary Report
Most Recent NOI ($)	Underwriter’s Summary Report
As of (see Note 1)	Underwriter’s Summary Report
2017 Revenues ($)	Underwriter’s Summary Report
2017 Total Expenses ($)	Underwriter’s Summary Report
2017 NOI ($)	Underwriter’s Summary Report
2018 Revenues ($)	Underwriter’s Summary Report
2018 Total Expenses ($)	Underwriter’s Summary Report
2018 NOI ($)	Underwriter’s Summary Report
Most Recent Occupancy (see Note 14)	Underwriter’s Summary Report or Property Occupancy History Report
Most Recent Occupancy Date (see Note 14)	Underwriter’s Summary Report or Property Occupancy History Report
Second Most Recent Occupancy (see Note 14)	Underwriter’s Summary Report or Property Occupancy History Report
Second Most Recent Occupancy Date (see Note 14)	Underwriter’s Summary Report or Property Occupancy History Report
Third Most Recent Occupancy (see Note 14)	Underwriter’s Summary Report or Property Occupancy History Report
Third Most Recent Occupancy Date (see Note 14)	Underwriter’s Summary Report or Property Occupancy History Report

Hotel Operating Information: (see Note 15)

Characteristic	Source Document(s)

2017 Occupancy %	Underwriter’s Summary Report
2017 ADR ($)	Underwriter’s Summary Report
2017 RevPAR ($)	Underwriter’s Summary Report
2018 Occupancy %	Underwriter’s Summary Report
2018 ADR ($)	Underwriter’s Summary Report
2018 RevPAR ($)	Underwriter’s Summary Report
Most Recent Occupancy %	Underwriter’s Summary Report
Most Recent ADR ($)	Underwriter’s Summary Report
Most Recent RevPAR ($)	Underwriter’s Summary Report
UW Occupancy %	Underwriter’s Summary Report
UW ADR ($)	Underwriter’s Summary Report
UW RevPAR ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information: (see Note 16)

Characteristic	Source Document(s)

Monthly Capex Reserve ($) (see Note 17)	Closing Statement, Loan Agreement, Loan Modification Agreement or Escrow Report
Monthly TI/LC Reserve ($) (see Note 17)	Closing Statement, Loan Agreement, Loan Modification Agreement or Escrow Report
Monthly Envir. Reserve ($) (see Note 17)	Closing Statement, Loan Agreement, Loan Modification Agreement or Escrow Report
Monthly RE Tax Reserve ($) (see Notes 1 and 17)	Closing Statement, Loan Agreement, Loan Modification Agreement or Escrow Report
Monthly Ins. Reserve ($) (see Note 17)	Closing Statement, Loan Agreement, Loan Modification Agreement or Escrow Report
Monthly Other Reserve ($) (see Note 17)	Closing Statement, Loan Agreement, Loan Modification Agreement or Escrow Report
Monthly Debt Service Reserve (see Note 17)	Closing Statement, Loan Agreement, Loan Modification Agreement or Escrow Report
Monthly FF&E Reserve (see Note 17)	Closing Statement, Loan Agreement, Loan Modification Agreement or Escrow Report
Other Monthly Description	Closing Statement, Loan Agreement, Loan Modification Agreement or Escrow Report
CapEx Reserve Cap ($) (see Note 18)	Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cap ($) (see Note 18)	Loan Agreement or Loan Modification Agreement
Envir. Reserve Cap ($) (see Note 18)	Loan Agreement or Loan Modification Agreement
RE Tax Reserve Cap ($) (see Note 18)	Loan Agreement or Loan Modification Agreement
Insur. Reserve Cap ($) (see Note 18)	Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cap ($) (see Note 18)	Loan Agreement or Loan Modification Agreement
FF&E Reserve Cap ($) (see Note 18)	Loan Agreement or Loan Modification Agreement
Other Reserve Cap ($) (see Note 18)	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Upfront TI/LC Reserve ($) (see Note 1)	Closing Statement, Loan Agreement, Loan Modification Agreement or Escrow Report
Upfront Capex Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Escrow Report
Upfront Engin. Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Escrow Report
Upfront Envir. Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Escrow Report
Upfront RE Tax Reserve ($) (see Note 1)	Closing Statement, Loan Agreement, Loan Modification Agreement or Escrow Report
Upfront Ins. Reserve ($) (see Note 1)	Closing Statement, Loan Agreement, Loan Modification Agreement or Escrow Report
Upfront Debt Service Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Escrow Report
Upfront FF&E Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Escrow Report
Upfront Other Reserve ($) (see Note 1)	Closing Statement, Loan Agreement, Loan Modification Agreement or Escrow Report
Upfront Other Description (see Note 1)	Closing Statement, Loan Agreement, Loan Modification Agreement or Escrow Report
RE Tax Escrow Cash or LOC (see Note 19)	Closing Statement, Loan Agreement or Loan Modification Agreement
Insurance Escrow Cash or LOC (see Note 19)	Closing Statement, Loan Agreement or Loan Modification Agreement
Capex Escrow Cash or LOC (see Note 19)	Closing Statement, Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cash or LOC (see Note 19)	Closing Statement, Loan Agreement or Loan Modification Agreement
Envir. Escrow Cash or LOC (see Note 19)	Closing Statement, Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cash or LOC (see Note 19)	Closing Statement, Loan Agreement or Loan Modification Agreement
FF&E Reserve Cash or LOC (see Note 19)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Reserve Cash or LOC (see Note 19)	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback Amt	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback Desc.	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (see Note 16)

Characteristic	Source Document(s)

Borrower Name	Loan Agreement or Loan Modification Agreement
Principal / Carveout Guarantor	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Notes 20 and 33)
For all Mortgage Loans:
• Loan Agreement, Loan Modification Agreement or Loan Balance Schedule
For Underlying Properties associated with Multiple Property Loans:
• Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Cut-off Date Future Funding Balance ($)	Loan Balance Schedule
Interest Rate % (see Note 1)	Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Notes 1, 20, 21 and 22)	Loan Agreement, Loan Modification Agreement, Loan Balance Schedule or Estancia Hotel Amortization Schedule
Monthly Debt Service (Initial) (see Notes 20, 21 and 22)	Loan Agreement, Loan Modification Agreement, Loan Balance Schedule or Estancia Hotel Amortization Schedule
Total Pari Passu Annual Debt Service (see Notes 1 and 20)	Loan Agreement, Loan Modification Agreement, Loan Balance Schedule or Estancia Hotel Amortization Schedule
First Payment Date (see Notes 1 and 23)	Loan Agreement or Loan Modification Agreement
Amortization Type (see Note 24)	Loan Agreement or Loan Modification Agreement
Accrual Type	Loan Agreement or Loan Modification Agreement
ARD Loan	Loan Agreement or Loan Modification Agreement
ARD Step Up (%)	Loan Agreement or Loan Modification Agreement
Partial IO Loan First P&I Payment	Loan Agreement or Loan Modification Agreement
Maturity Date (see Note 25)	Loan Agreement or Loan Modification Agreement
Final Mat Date	Loan Agreement or Loan Modification Agreement
Payment Due Date	Loan Agreement or Loan Modification Agreement
Grace Period (Default)	Loan Agreement or Loan Modification Agreement
Grace Period (Late Payment)	Loan Agreement or Loan Modification Agreement
Note Date	Loan Agreement or Loan Modification Agreement
Lockbox (Y/N)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox Trigger	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox Type (see Notes 1 and 26)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox In-place	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Cash Management (see Notes 1 and 26)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Lockout End Date (see Notes 27 and 28)	Loan Agreement or Loan Modification Agreement
Defeasance End Date (see Notes 27 and 29)	Loan Agreement or Loan Modification Agreement
Yield Maint. End Date (see Notes 27, 29 and 30)	Loan Agreement or Loan Modification Agreement
JEMS Lockout Output (see Note 27)	Loan Agreement or Loan Modification Agreement
Call Protection Description (see Note 27)	Loan Agreement or Loan Modification Agreement
Yield Maint. Allowed (see Note 27)	Loan Agreement or Loan Modification Agreement
Yield Maint. Provision (see Note 27)	Loan Agreement or Loan Modification Agreement
Defeasance Summary	Loan Agreement or Loan Modification Agreement
Defeasance Allowed	Loan Agreement or Loan Modification Agreement
Remaining Defeasance Payments (see Note 27)	Loan Agreement or Loan Modification Agreement
Remaining Yield Maintenance Payments (see Notes 27, 29 and 30)	Loan Agreement or Loan Modification Agreement
Open Payments (see Notes 27 and 30)	Loan Agreement or Loan Modification Agreement
Prepayment Provision (see Notes 27 and 30)	Loan Agreement or Loan Modification Agreement
Partial Release Permitted (Y/N)	Loan Agreement or Loan Modification Agreement
Partial Release Provisions	Loan Agreement or Loan Modification Agreement
SPE (Y/N)	Loan Agreement or Loan Modification Agreement
Title Type (see Note 1)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Annual Ground Lease Payment (see Note 1)	Ground Lease, Ground Lease Estoppel, Ground Lease Summary, Ground Rent Schedule, Appraisal Report, Underwriter’s Summary Report, Pro Forma Tile Policy or Master Lease
Ground Lease Escalation Terms	Ground Lease, Ground Lease Estoppel, Ground Lease Summary, Appraisal Report, Underwriter’s Summary Report, Pro Forma Tile Policy or Master Lease
Ground Lease Expiration	Ground Lease, Ground Lease Estoppel, Ground Lease Summary, Appraisal Report, Underwriter’s Summary Report, Pro Forma Tile Policy or Master Lease
Ground Lease Extension Terms	Ground Lease, Ground Lease Estoppel, Ground Lease Summary, Appraisal Report, Underwriter’s Summary Report, Pro Forma Tile Policy or Master Lease
Letter of Credit	Letter of Credit, Loan Agreement or Loan Modification Agreement
Description of LOC	Letter of Credit, Loan Agreement or Loan Modification Agreement
Counterparty of LOCs	Letter of Credit, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Addit Debt Permitted (Y/N)	Loan Agreement or Loan Modification Agreement
Addit Debt Permitted Description	Loan Agreement or Loan Modification Agreement
Addit Debt Exist (Y/N) (see Note 31)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Total Additional Debt (if any) (see Note 31)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Type(s) (see Note 31)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Interest Rate (see Note 31)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Annual Debt Service (see Notes 31 and 32)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Tenant-in-Common	Loan Agreement or Loan Modification Agreement
Assumption Fee	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Notes:

1.
For each Mortgage Loan and Underlying Property, as applicable, listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Provided Value

Brookfield Core Industrial Portfolio	2503 East Vernon Avenue	Seismic Date PML %	11/20/2019 12%
	NAP	First Payment Date	1/1/2020

111 River Street	NAP	Occupancy Date	12/31/2019
		First Payment Date	9/1/2019

Airport Industrial Park	NAP	Occupancy Date	9/30/2019

U-Haul Self-Storage Portfolio	506 Fesslers Lane	Environmental Insurance	Yes
37-38	187 Gold Star Highway	Environmental Insurance	Yes
	6012 MacCorkle Avenue	Environmental Insurance	Yes
	1200 South Outer Road	Environmental Insurance	Yes
	1000 East 13th Street North	Environmental Insurance	Yes
	All Underlying Properties	Title Type	Fee Simple

Westin Nashville	NAP	Franchise Expiration Date	10/31/2036

Aertson Midtown	NAP	UW Economic Occupancy %	85.5%
		Title Type	Leasehold

20 Broad Street	NAP	As of	T-12 9/30/2019
		First Payment Date	10/9/2019

Del Prado Apartments	NAP	As of	T-12 9/30/2019
Windermere House Portfolio	NAP	Title Type	Fee Simple
	Del Prado Apartments	Title Type	Fee Simple
	Windermere House	Title Type	Fee Simple

Merritt on the River Portfolio	NAP	Upfront RE Tax Reserve ($)	$799,541
		Upfront Ins. Reserve ($)	$0

24-02 49th Avenue	NAP	Year Renovated	2020
		Monthly RE Tax Reserve ($)	$0
		Upfront Other Reserve ($)	$21,493,460
		Upfront Other Description	Construction Reserve

500 Eighth Avenue	NAP	Upfront TI/LC Reserve ($)	$1,000,000

Stonegate Plaza	NAP	Interest Rate %	4.42091671421428
		Monthly Debt Service ($)	$116,833.47
		Total Pari Passu Annual Debt Service	$1,760,360.76

Exhibit 2 to Attachment A

Notes: (continued)

1. (continued)

Table A1: (continued)
Mortgage Loan	Underlying Property	Characteristic	Provided Value

255 St Paul	NAP	Lockbox Type	Soft (Multifamily), Hard (Commercial)
		Cash Management	In-Place

Condado Vanderbilt	NAP	Annual Ground Lease Payment	$548,900

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the Depositor.

2.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

3.
For the purpose of comparing the “Property Type” characteristic, the Depositor instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for any mortgaged property described in the succeeding paragraph(s) of this Note), as shown in the applicable Source Document(s).

For the mortgaged properties identified on the Preliminary Data File as:
a.	Aertson Midtown,
b.	111 River Street and
c.	255 St Paul,
each of which is secured by more than one property type, as shown in the applicable Source Document(s), the Depositor instructed us to use “Mixed Use” for the “Property Type” characteristic.

4.
For each mortgaged property on the Preliminary Data File with the “Single Tenant” characteristic as “Yes,” the Depositor instructed us to use the Cut-off Date of the related Mortgage Loan for the “Occupancy Date” characteristic.

5.
For any mortgaged property on the Preliminary Data File that does not have “As-Is” for the “Appraised Value Type” characteristic, the Depositor instructed us to use the corresponding appraised value, date and capitalization rate associated with such appraised value, as shown in the applicable Source Document(s), for the “Appraised Value ($),” “Appraisal Date” and “Appraised CapRate (%)” characteristics.

For the mortgaged property identified on the Preliminary Data File as “Aertson Midtown,” the Depositor instructed us to use the sum of the individual "As Is" values for the multifamily, retail, hotel and parking garage components of the mortgaged property, as shown in the applicable Source Documents(s), for the “As-Is Appraised Value” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

6.	For the purpose of comparing the “Phase II Performed” characteristic, the Depositor instructed us to use:
a.	“No” if the “Phase II Recommended” characteristic on the Preliminary Data File is “No,”
b.	“No” if the “Phase II Recommended” characteristic on the Preliminary Data File is “Yes” and there is not a phase II environmental report Source Document in the related loan file and
c.	“Yes” if the “Phase II Recommended” characteristic on the Preliminary Data File is “Yes” and there is a phase II environmental report Source Document in the related loan file.

7.	The Depositor instructed us to perform procedures on the:
a.	Seismic Date and
b.	PML %
characteristics only for mortgaged properties (if any) that are in a “Seismic Zone” of 3 or greater and that contain a seismic report Source Document in the related loan file.

8.
For the purpose of comparing the “In Flood Zone” characteristic, the Depositor instructed us to use the applicable flood zone, as shown in the applicable Source Document(s), only for those mortgaged properties (if any) which are located in flood zones with at least a 1% annual chance of flooding, as shown in the applicable Source Document(s).  If the applicable Source Document(s) indicate the mortgaged property is located in a flood zone with less than a 1% annual chance of flooding, the Depositor instructed us to use “No” for the “In Flood Zone” characteristic.

9.
For the purpose of comparing the “Earthquake Insurance” characteristic, the Depositor instructed us to use “Yes” if the “PML %” characteristic on the Preliminary Data File is greater than or equal to 20% and the certificate of property insurance or insurance review Source Document indicates that earthquake insurance is in place.  If the “PML %” characteristic on the Preliminary Data File is less than 20% or is “<blank>,” the Depositor instructed us to use “No” for the “Earthquake Insurance” characteristic, even if the certificate of property insurance or insurance review Source Document indicates that earthquake insurance is in place.

For the purpose of comparing the “Earthquake Insurance” characteristic, the Depositor instructed us to use the applicable Source Document(s) even if such Source Document(s) expired prior to the Cut-off Date.

10.
For the purpose of comparing the “Environmental Insurance” characteristic, the Depositor instructed us to use “Yes” if there is a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place.

Exhibit 2 to Attachment A

Notes: (continued)

11.
For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date associated with the space which has the largest square footage, as shown in the applicable Source Document(s).

12.
For the purpose of comparing the indicated characteristics, the Depositor instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration.

13.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

14.
The Depositor instructed us to perform procedures on the indicated characteristics only for the five largest Mortgage Loans (based on the “Current Balance ($)” (as defined herein), as shown on the Preliminary Data File, of each Mortgage Loan), and to use “<blank>” for all other Mortgage Loans on the Preliminary Data File.

15.	The Depositor instructed us to perform procedures on the “Hotel Operating Information” characteristics only for any mortgaged property on the Preliminary Data File that:
a.	Has the “Property Type” characteristic as “Hotel” or
b.	Has the “Property Type” characteristic as “Mixed Use” and the “Property Subtype” characteristic contains “Hotel”
(each, a “Hotel Property”).  For any mortgaged property on the Preliminary Data File that is not a Hotel Property, the Depositor instructed us to use “NAP” for the “Hotel Operating Information” characteristics.

16.
For the Mortgage Loan identified on the Preliminary Data File as “24-02 49th Avenue” (the “24-02 49th Avenue Mortgage Loan”), the related loan file contains senior loan agreement, building loan agreement and project loan agreement Source Documents (collectively, the “24‑02 Loan Agreements”).  For the purpose of comparing the “Reserve and Escrow Information” and “Mortgage Loan Information” characteristics, the Depositor instructed us to use the 24‑02 Loan Agreements as the Source Documents for the 24-02 49th Avenue Mortgage Loan.

For certain Mortgage Loans, for the purpose of comparing certain “Mortgage Loan Information” characteristics, the Depositor instructed us to use the loan balance schedule Source Document, which is an electronic data file labeled “Athene 2020-CRE1 Balances.xlsx,” that was provided by the Depositor on 1 May 2020.

Exhibit 2 to Attachment A

Notes: (continued)

17.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to:
a.
Use the monthly amounts, as shown in the applicable Source Document(s), if the related upfront reserve amounts, as shown in the applicable Source Document(s), were less than any related reserve cap amounts, as shown in the applicable Source Document(s), and

b.
Use “Springing” if the related upfront reserve amounts, as shown in the applicable Source Document(s), were equal to or greater than any related reserve cap amounts, as shown in the applicable Source Document(s).

Additionally, for any of the indicated characteristics for which the value on the Preliminary Data File is “Springing,” we performed no procedures to determine if any balance in the related reserve account as of the Cut-off Date is equal to or greater than any related reserve cap amounts, as shown in the applicable Source Document(s).

18.
For the purpose of comparing the indicated characteristics, the Depositor instructed us to use the reserve cap amounts that are shown in the applicable Source Document(s) regardless of whether there are any stipulations that have suspended or may potentially suspend the related reserve cap.

19.
For the purpose of comparing the indicated characteristics, the Depositor instructed us to use either “Cash” or “LOC” (based on the information described in the applicable Source Document(s)) if there is a related upfront reserve in place and to use “<blank>” if there is no related upfront reserve in place.

20.
The Depositor indicated that any Mortgage Loan included in Table A2 (each, a “Pari Passu Mortgage Loan”) is comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari passu components that will not be assets of the Issuing Entity (each, a “Companion Loan”).  Additionally, the Depositor indicated that with respect to any Pari Passu Mortgage Loan that contains “Subordinate Debt” or “B-Note” in the “Additional Debt Type(s)” characteristic on the Preliminary Data File (each, a “Pari Passu Mortgage Loan with Subordinate Secured Debt”), the related Whole Loan also has one or more subordinate secured notes that will not be assets of the Issuing Entity (each a “Subordinate Companion Loan”).

For each Whole Loan listed in Table A2, the applicable Source Document(s) or other schedule provided by the Depositor (each, a “Client Provided Schedule,” together with the Source Documents, the “Data Sources”), as applicable, listed in the “Data Source(s)” column of Table A2 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also, with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt, one or more components that are subordinate to the related Mortgage Loan and Companion Loan(s).

Exhibit 2 to Attachment A

Notes: (continued)

20. (continued)

Table A2:
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

20 Broad Street	Mortgage Loan Companion Loan(s)	$220,000,000.00 $30,000,000.00	Loan Balance Schedule

20-04 49th Avenue	Mortgage Loan Companion Loan(s)	$218,000,000.00 $32,000,000.00	Loan Balance Schedule

Merritt on the River Portfolio	Mortgage Loan Companion Loan(s)	$200,000,000.00 $30,000,000.00	Loan Balance Schedule

Aertson Midtown	Mortgage Loan Companion Loan(s)	$137,000,000.00 $20,000,000.00	Loan Balance Schedule

Westin Nashville	Mortgage Loan Companion Loan(s)	$105,000,000.00 $36,000,000.00	Loan Balance Schedule

U-Haul Self-Storage Portfolio 37‑38	Mortgage Loan Companion Loan(s)	$79,000,000.00 $30,000,000.00	Loan Balance Schedule

545 & 555 North Michigan Ave	Mortgage Loan Companion Loan(s)	$57,000,000.00 $20,000,000.00	Loan Balance Schedule

500 Eighth Avenue	Mortgage Loan Companion Loan(s)	$55,714,285.72 $9,285,714.28	Loan Balance Schedule

Estancia Hotel	Mortgage Loan Companion Loan(s)	$47,000,000.00 $20,000,000.00	Loan Balance Schedule

Blackstone Long Island Industrial Portfolio	Mortgage Loan Companion Loan(s)	$40,000,000.00 $37,000,000.00	Loan Balance Schedule

Airport Industrial Park	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$36,727,272.72 $88,272,727.28 $40,000,000.00	Loan Balance Schedule and Loan Agreement

Stonegate Plaza	Mortgage Loan Companion Loan(s)	$23,273,728.57 $5,948,890.26	Loan Balance Schedule

6353 & 6363 Sunset Boulevard	Mortgage Loan Companion Loan(s)	$20,000,000.00 $40,000,000.00	Loan Balance Schedule

103 East 86th Street	Mortgage Loan Companion Loan(s)	$19,000,000.00 $33,000,000.00	Loan Balance Schedule

Exhibit 2 to Attachment A

Notes: (continued)

20. (continued)

For the avoidance of doubt, all references herein to Companion Loan(s) do not include any Subordinate Companion Loan(s) or Future Advance Component(s).

For the purpose of comparing the “Original Balance ($)” characteristic for any Pari Passu Mortgage Loan, the Depositor instructed us to use the information in the “Original Component Balances” column of Table A2 that is associated with the “Mortgage Loan” component(s) of each Whole Loan that is listed in the “Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)” column of Table A2.

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for any Pari Passu Mortgage Loan with “Interest Only” or “ARD-Interest Only” as the “Amortization Type,” as shown on the Preliminary Data File, and which also has “Actual/360” for the “Accrual Type,” as shown on the Preliminary Data File, the Depositor instructed us to recalculate the “Total Pari Passu Annual Debt Service” as the product of:
a.	The sum of:
i.	The “Pari Passu Piece – In Trust,” as shown on the Preliminary Data File, and
ii.	The “Total Non Trust Pari Passu Debt,” as shown on the Preliminary Data File,
b.	The “Interest Rate %,” as shown on the Preliminary Data File, and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service ($)”characteristic for any Pari Passu Mortgage Loan with “IO-Balloon” or “ARD-IO-Balloon” as the “Amortization Type,” as shown on the Preliminary Data File (each, a “Partial I/O Pari Passu Mortgage Loan”), (except for the Mortgage Loan identified on the Preliminary Data File as “Westin Nashville” (the “Westin Nashville Mortgage Loan”), which is described in the succeeding paragraph(s) of this Note),the Depositor instructed us to use the pro-rata portion of the monthly principal and interest payment following the expiration of the “I/O Period” (as defined herein) for the related Whole Loan that is shown in the applicable Data Source(s) based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Preliminary Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

Exhibit 2 to Attachment A

Notes: (continued)

20. (continued)

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for any Partial I/O Pari Passu Mortgage Loan, (except for the Westin Nashville Mortgage Loan, which is described in the succeeding paragraph(s) of this Note), the Depositor instructed us to:
a.
Use the pro-rata portion of the monthly principal and interest payment for the related Whole Loan, as shown in the applicable Data Source(s), following the expiration of the “I/O Period” based on the ratio of the “Total Original Balance Pari Passu Debt” (as defined herein), as shown on the Preliminary Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s), and

b.	Multiply the value described in clause a. above by 12.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Westin Nashville Mortgage Loan, the Depositor instructed us to use the pro-rata portion of the average of the first 12 monthly principal and interest payments for the related Whole Loan, as shown on the amortization schedule provided by the Depositor for the Westin Nashville Mortgage Loan (the “Westin Nashville Amortization Schedule”), following the “I/O Period” based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Preliminary Data File, to the original balance of the related Whole Loan, as shown on the Westin Nashville Amortization Schedule.

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for the Westin Nashville Mortgage Loan, the Depositor instructed us to use the sum of the first 12 monthly principal and interest payments for the related Whole Loan, as shown on the Westin Nashville Amortization Schedule, following the expiration of the “I/O Period.”

For the purpose of comparing the “Monthly Debt Service (Initial)” and “Monthly Debt Service ($)”characteristics for any Pari Passu Mortgage Loan with “Balloon,” “ARD‑-Balloon” or “Fully Amortizing” as the “Amortization Type,” as shown on the Preliminary Data File (each, an “Amortizing Pari Passu Mortgage Loan”), the Depositor instructed us to use the pro-rata portion of the monthly principal and interest payment for the related Whole Loan, as shown in the applicable Data Source(s), based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Preliminary Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

Exhibit 2 to Attachment A

Notes: (continued)

20. (continued)

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for any Amortizing Pari Passu Mortgage Loan, the Depositor instructed us to:
a.
Use the pro-rata portion of the monthly principal and interest payment for the related Whole Loan that is shown in the applicable Data Source(s) based on the ratio of the “Total Original Balance Pari Passu Debt,” as shown on the Preliminary Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s), and

b.	Multiply the value described in clause a. above by 12.

For the Mortgage Loan identified on the Preliminary Data File as “Estancia Hotel” (the “Estancia Hotel Mortgage Loan”), the Depositor provided an electronic data file labeled “Amortization Table_Estancia.xlsx” (the “Estancia Hotel Amortization Schedule”) which indicates monthly principal and interest payments for the related Whole Loan of $416,385.51 (the “Estancia Hotel Whole Loan Monthly Debt Service Amount”). For the purpose of comparing the indicated characteristics for the Estancia Hotel Mortgage Loan, the Depositor instructed us to use the Estancia Hotel Whole Loan Monthly Debt Service Amount, as shown in the Estancia Hotel Amortization Schedule, and information, as shown in the applicable Data Source(s).

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the Depositor instructed us to use “NAP” for the “Total Pari Passu Annual Debt Service” characteristic.

21.
For the purpose of comparing the “Monthly Debt Service (Initial)” and “Monthly Debt Service ($)” characteristics for any Mortgage Loan with “Interest Only” or “ARD-Interest Only” as the “Amortization Type,” as shown on the Preliminary Data File (each, an “Interest Only Loan”), and which also has “Actual/360” for the “Accrual Type,” as shown on the Preliminary Data File, the Depositor instructed us to recalculate the “Monthly Debt Service (Initial)” and “Monthly Debt Service ($)” characteristics as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Preliminary Data File,
b.	The “Interest Rate %,” as shown on the Preliminary Data File, and
c.	365/360.

Exhibit 2 to Attachment A

Notes: (continued)

22.
For the purpose of comparing the “Monthly Debt Service (Initial)” characteristic for any Mortgage Loan with “IO-Balloon” or “ARD-IO-Balloon” as the “Amortization Type,” as shown on the Preliminary Data File (each, a “Partial I/O Loan”), the Depositor instructed us to recalculate the “Monthly Debt Service (Initial)” characteristic as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Preliminary Data File,
b.	The “Interest Rate %,” as shown on the Preliminary Data File, and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for any Partial I/O Loan (except for any Partial I/O Pari Passu Mortgage Loan(s), which are described herein), the Depositor instructed us to use the “Monthly Debt Service ($)” following the expiration of the “I/O Period,” as shown in the applicable Source Document(s).

23.
For the purpose of comparing the “First Payment Date” characteristic for any Mortgage Loan on the Preliminary Data File where the applicable Source Document(s) do not define the first payment date, the Depositor instructed us to assume that the “First Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

24.
For the purpose of comparing the “Amortization Type” characteristic for each Mortgage Loan with Amortization Trigger, the Depositor instructed us use “Interest Only” for the “Amortization Type” characteristic and to assume that no Amortization Trigger Event occurs.

25.
For any Mortgage Loan on the Preliminary Data File with the “ARD Loan” characteristic as “Yes,” the Depositor instructed us to use the anticipated repayment date, as shown in the applicable Source Document, for the “Maturity Date” characteristic.

26.	For the purpose of comparing the “Lockbox Type” and “Cash Management” characteristics, the Depositor instructed us to use the descriptions included in the Draft Preliminary Offering Circular.

27.
For the purpose of comparing the indicated characteristics for any Pari Passu Mortgage Loan, the Depositor instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events, as described in the applicable Source Document(s).

For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any adjustments based on business day convention, as stated in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

27. (continued)

For certain Mortgage Loans, the applicable Source Document(s) may contain the following defined term:

“Prepayment Lockout Expiration Date” shall mean the 24th Payment Date

For the purpose of comparing the indicated characteristics for any Mortgage Loan which contains the defined term described above in the applicable Source Document(s), the Depositor instructed us to assume that the first “Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

For the 24-02 49th Avenue Mortgage Loan, the applicable Source Document(s) indicate that the “Maturity Date” occurs during an interest accrual period.  For the purpose of comparing the “Prepayment Provision” characteristic, the Depositor instructed us to use the number of loan payment dates (including the “Maturity Date”) and not the number of full interest accrual periods.

28.
For the purpose of comparing the “Lockout End Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Due Date” which occurs during the defeasance period for any Mortgage Loan that allows for defeasance and the day prior to the first “Payment Due Date” which occurs during the yield maintenance period for any Mortgage Loan that can be prepaid with yield maintenance.  For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the Depositor instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout End Date” characteristic.

For any Mortgage Loan for which there is no lockout period (each, a “Mortgage Loan with No Lockout Period”), the Depositor instructed us to use “NAP” for the “Lockout End Date”.

29.
For the purpose of comparing the “Defeasance End Date” characteristic for any Mortgage Loan that allows for defeasance and the “Yield Maint. End Date” characteristic for any Mortgage Loan that can be prepaid with yield maintenance (except for the Mortgage Loan identified on the Preliminary Data File as “Stonegate Plaza” (the “Stonegate Plaza Mortgage Loan”), which is described in the succeeding paragraph(s) of this Note), the Depositor instructed us to use the day prior to the first “Payment Due Date” which occurs during the open period, as shown in the applicable Source Document(s).  For any Mortgage Loan that does not allow for defeasance, the Depositor instructed us to use “NAP” for the “Defeasance End Date” characteristic.  For any Mortgage Loan that cannot be prepaid with yield maintenance, the Depositor instructed us to use “NAP” for the “Yield Maint. End Date” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

29. (continued)

For the Stonegate Plaza Mortgage Loan, the applicable Source Document(s) describe the prepayment penalty as:
a.
The greater of (i) 2% of the loan amount being prepaid and (ii) a yield maintenance premium, calculated as described in the applicable Source Document(s), for a period of time (the “Yield Maintenance Period”),

b.	Following the expiration of the Yield Maintenance Period, 2% of the loan amount being prepaid, for a period of time (the “2% Penalty Period”),
c.	Following the expiration of the 2% Penalty Period, 1% of the loan amount being prepaid, for a period of time (the “1% Penalty Period”) and
d.	Following the expiration of the 1% Penalty Period, 0% (the “Open Period”).

For the Stonegate Plaza Mortgage Loan, the Depositor instructed us to:
a.
Use the day prior to the first “Payment Due Date” which occurs during the 2% Penalty Period, as shown in the applicable Source Document(s), for the purpose of comparing the “Yield Maint. End Date” characteristic and

b.
Use the number of loan payment dates in the Yield Maintenance Period, as shown in the applicable Source Document(s), less the “Seasoning” (as defined herein), for the “Remaining Yield Maintenance Payments” characteristic.

30.	For the Stonegate Plaza Mortgage Loan, the loan agreement Source Document contains the following:

“Borrower shall pay to Lender, simultaneously with such prepayment, (i) all accrued and unpaid interest calculated at the applicable Note Rate on the amount of principal being prepaid on each portion of the Loan through and including the Prepayment Date; (ii) the applicable Prepayment Premium, if the Prepayment Date is a date occurring prior to the Open Date (it being agreed that no Prepayment Premium shall be due with respect to prepayments occurring on Prepayment Dates on or after the Open Date) and (iii) all other sums then due under this Agreement, the Note or the other Loan Documents”

"Prepayment Premium" shall mean (i) with respect to any prepayment occurring on or before the sixtieth (60th) Payment Date, the Yield Maintenance Premium, (ii) with respect to any prepayment occurring after the sixtieth (60th) Payment Date and on or before the seventy-second (72nd) Payment Date, 2% of the amount of the Loan being prepaid, and (iii) with respect to any prepayment occurring after the seventy-second (72nd) Payment Date and on or before the Open Date, 1% of the amount of the Loan being prepaid.

For the purpose of comparing the indicated characteristics, as applicable, for the Stonegate Plaza Mortgage Loan, the Depositor instructed us to ignore the language indicating that a “Prepayment Premium” is due on the “Open Date” in the above description.

Exhibit 2 to Attachment A

Notes: (continued)

30. (continued)

For the Estancia Hotel Mortgage Loan and the Mortgage Loan identified on the Preliminary Data File as “Condado Vanderbilt” (the “Condado Vanderbilt Mortgage Loan”), the related loan agreement Source Document contains the following:

“Borrower shall pay to Lender, simultaneously with such prepayment, (i) all accrued and unpaid interest calculated at the Note Rate on the amount of principal being prepaid through and including the Prepayment Date; (ii) in addition to the payment required in clause (i) above, an amount equal to the interest that would have accrued at the Note Rate on the amount of principal being prepaid through the end of the calendar month in which such prepayment occurs, notwithstanding that such calendar month extends beyond the date of prepayment; (iii) the Yield Maintenance Premium , if the Prepayment Date is a date occurring on or prior to the Open Date (it being agreed that no Yield Maintenance Premium shall be due with respect to prepayments occurring on Prepayment Dates after the Open Date); and (iv) all other sums then due under this Agreement, the Note or the other Loan Documents”

For the purpose of comparing the indicated characteristics, as applicable, for the Estancia Hotel Mortgage Loan and the Condado Vanderbilt Mortgage Loan, the Depositor instructed us to assume the "Yield Maintenance Premium" is due on the "Open Date," each as defined in the related loan agreement Source Document.

31.	For the purpose of comparing the indicated characteristics for any Mortgage Loan with Additional Debt (as defined herein), either:
a.	The loan agreement and/or loan modification agreement Source Documents describe the existence of additional debt or
b.
The Depositor provided us with certain mezzanine or subordinate loan promissory notes, B-notes, subordinate or mezzanine loan agreements, mezzanine loan modification agreements, intercreditor agreements, co-lender agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”) that describe the existence of additional debt, or in the case of any Pari Passu Mortgage Loan with Subordinate Secured Debt for which the Depositor provided a Client Provided Schedule (as applicable, as indicated in Table A2 herein), the related Client Provided Schedule that describes the existence of additional debt.

For the Westin Nashville Mortgage Loan, the loan agreement Source Document indicates that there is a tax increment revenue note associated with the related Mortgage Loan.  For the purpose of comparing the indicated characteristics for the Westin Nashville Mortgage Loan, the Depositor instructed us to ignore such tax increment revenue note.

Exhibit 2 to Attachment A

Notes: (continued)

31. (continued)

For the Mortgage Loan identified on the Preliminary Data File as “545 & 555 North Michigan Ave” (the “545 & 555 North Michigan Ave Mortgage Loan”), the loan agreement Source Document indicates that there are intercompany loans associated with the related Mortgage Loan.  For the purpose of comparing the indicated characteristics for the 545 & 555 North Michigan Ave Mortgage Loan, the Depositor instructed us to ignore such intercompany loans.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the applicable Data Source(s) and/or Secondary Financing Documents provided to us by the Depositor we could not determine whether there is other existing secondary financing.

For the purpose of comparing the indicated characteristics for any Pari Passu Mortgage Loan with Subordinate Secured Debt, the Depositor instructed us to include the Subordinate Companion Loan(s) as “additional debt.”

For any Mortgage Loan which does not have additional debt (based on the procedures described in this Note), the Depositor instructed us to use:
a.	“No” for the “Addit Debt Exist (Y/N)” characteristic,
b.	“NAP” for the “Total Additional Debt (if any)” characteristic,
c.	“NAP” for the “Additional Debt Type(s)” characteristic,
d.	“NAP” for the “Additional Debt Interest Rate” characteristic and
e.	“NAP” for the “Additional Debt Annual Debt Service” characteristic.

For the purpose of comparing the “Additional Debt Interest Rate” characteristic for any Mortgage Loan with Additional Debt with more than one mezzanine loan and/or Subordinate Companion Loan, the Depositor instructed us to use the weighted average of the interest rates for the related mezzanine loan(s) and/or Subordinate Companion Loan(s), weighted by the original principal balances of the related mezzanine loan(s) and/or Subordinate Companion Loan(s), as shown in the applicable Data Source(s) and/or Secondary Financing Documents.

Exhibit 2 to Attachment A

Notes: (continued)

32.
For any Mortgage Loan with Additional Debt (except for the Mortgage Loan identified on the Preliminary Data File as “Merritt on the River Portfolio” (the “Merritt on the River Portfolio Mortgage Loan”) which is described in the succeeding paragraph(s) of this Note), the applicable Data Source(s) and/or Secondary Financing Documents indicate that the “additional debt” associated with any such Mortgage Loan with Additional Debt is interest‑only for its entire term and accrues interest on an actual/360 basis.  For the purpose of comparing the “Additional Debt Annual Debt Service” characteristic for any Mortgage Loan with Additional Debt (except for the Merritt on the River Portfolio Mortgage Loan), the Depositor instructed us to recalculate the “Additional Debt Annual Debt Service” as the product of:

a.	The “Total Additional Debt (if any),” as shown on the Preliminary Data File,
b.	The “Additional Debt Interest Rate,” as shown on the Preliminary Data File, and
c.	365/360.

For the Merritt on the River Portfolio Mortgage Loan, the applicable Secondary Financing Document(s) indicate that the related mezzanine loan is interest-only for a portion of its loan term, then amortizing for the remainder of its loan term.  For the purpose of comparing the “Additional Debt Annual Debt Service” characteristic for the Merritt on the River Portfolio Mortgage Loan, the Depositor instructed us to use 12 times the monthly principal and interest payment following the expiration of the interest-only period for the related mezzanine loan, as shown in the applicable Secondary Financing Document(s).

33.	For each Mortgage Loan with Future Funding, the Depositor indicated that:
a.	On the related “Note Date,” an initial amount of the related Mortgage Loan was advanced to the related borrower(s) (the “Initial Advance Component”),
b.	Certain additional advances that were unfunded as of the related “Note Date” were subsequently advanced prior to the Cut-off Date (the “Additional Advance Component”) (as applicable), and
c.	As of the Cut-off Date, the Future Advance Component remains unfunded, in each case, as indicated by the Depositor and shown in the applicable Source Document(s).

For the purpose of comparing the “Original Balance ($)” characteristic for each Mortgage Loan with Future Funding, the Depositor instructed us to use the sum of the Initial Advance Component and Additional Advance Component (as applicable).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Sequence #
Loan / Prop.
Property Name
Number of Properties
Seller
Loan #
Appraised Value Type
CTL (Y/N)
Pari Passu (Y/N)
Pari Passu Note Control (Y/N)
Pari Passu Piece – In Trust
Total Non Trust Pari Passu Debt
Crossed Loan
Subservicer In Place (Y/N)
Subservicer Name
Master Servicing Fee (%)
Primary Servicing Fee (%)
Subservicing Fee (%)
Trustee Fee (%)
CREFC Fee (%)
Cash/Pmt Collection Function
Loan Purpose

Note: We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.